Mortgages and Notes Receivable (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2009 Note receivable Variable interest entity, not the primary beneficiary PTI Boise LLC	Sep. 30, 2009 Note receivable Variable interest entity, not the primary beneficiary PTI Boise LLC	Apr. 30, 2009 Mortgage receivable Purchase money mortgage Montgomery Plaza	Dec. 31, 2011 Mortgage receivable Purchase money mortgage Montgomery Plaza	Dec. 31, 2010 Mortgage receivable Purchase money mortgage Montgomery Plaza	Dec. 31, 2009 Mortgage receivable Purchase money mortgage Montgomery Plaza
Mortgages and Notes Receivable
Note receivable		$ 3,700
Deferred gain related to the discount received for early payoff		1,000
Reduction in mortgage receivable from deferred gain	1,000
Mortgages to the buyer			515
Interest to be paid on monthly basis (as a percent)			6.00%
Interest income				$ 31	$ 31	$ 22